FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	R$ 5,531,573,000	R$ 10,654,080,000
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	181,505,226,000	183,012,391,000
Corporate debt securities	1,389,653,000	3,616,923,000
Bank debt securities	6,400,767,000	6,529,147,000
Brazilian government bonds issued abroad	6,412,372,000	9,084,997,000
Foreign governments securities	7,404,614,000	6,891,388,000
Mutual funds	2,407,603,000	1,575,379,000
Marketable equity securities and other stocks	6,489,814,000	12,217,673,000
Financial assets at fair value through other comprehensive income balance on 2022	212,010,049,000	222,927,898,000
Financial assets at fair value through other comprehensive income balance on 2022	(212,010,049,000)	(222,927,898,000)
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	4,177,028,000	199,728,000
Corporate debt securities	26,930,000	71,731,000
Bank debt securities	10,895,000	2,450,000
Brazilian government bonds issued abroad	292,990,000	340,448,000
Foreign governments securities	2,690,000
Mutual funds	33,609,000	27,616,000
Marketable equity securities and other stocks	494,838,000	364,260,000
Financial assets at fair value through other comprehensive income balance on 2022	5,038,980,000	1,006,233,000
Financial assets at fair value through other comprehensive income balance on 2022	(5,038,980,000)	(1,006,233,000)
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(2,473,306,000)	(6,040,869,000)
Corporate debt securities	(46,617,000)	(149,210,000)
Bank debt securities	(30,304,000)	(123,121,000)
Brazilian government bonds issued abroad	(35,319,000)	(88,128,000)
Foreign governments securities	(2,549,000)	(16,253,000)
Mutual funds	(158,249,000)	(419,000)
Marketable equity securities and other stocks	(1,453,079,000)	(1,927,853,000)
Financial assets at fair value through other comprehensive income balance on 2022	4,199,423,000	8,345,853,000
Financial assets at fair value through other comprehensive income balance on 2022	(4,199,423,000)	(8,345,853,000)
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	183,208,948,000	177,171,250,000
Corporate debt securities	1,369,966,000	3,539,444,000
Bank debt securities	6,381,358,000	6,408,476,000
Brazilian government bonds issued abroad	6,670,043,000	9,337,317,000
Foreign governments securities	7,404,755,000	6,875,135,000
Mutual funds	2,282,963,000	1,602,576,000
Marketable equity securities and other stocks	5,531,573,000	10,654,080,000
Financial assets at fair value through other comprehensive income balance on 2022	212,849,606,000	215,588,278,000
Financial assets at fair value through other comprehensive income balance on 2022	R$ (212,849,606,000)	R$ (215,588,278,000)